FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise of warrants	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Stock price (in dollars per share)			$ 11.5
Public Warrants	$ 0	$ 0	$ 0